Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 6:-	CASH AND CASH EQUIVALENTS

	December 31,
	2022	2021
	USD in thousands

Cash and cash equivalents in NIS	3,112	13,233
Cash and cash equivalents in USD	765	442
Cash and cash equivalents in Euro	104	278
Cash and cash equivalents in other currency	13	21

	3,994	13,974